Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	Regentis Biomaterials Ltd.
Entity Central Index Key	0001912966
Entity File Number	001-42834
Entity Incorporation, State or Country Code	L3
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	60 Medinat Hayehudim
Entity Address, Postal Zip Code	4676652
Entity Address, Country	IL
Entity Common Stock, Shares Outstanding	5,179,378
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	RGNT
Security Exchange Name	NYSEAMER
Entity Address, City or Town	Israel
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	60 Medinat Hayehudim
Entity Address, Postal Zip Code	4676652
Entity Address, Country	IL
City Area Code	+972 (9)
Local Phone Number	960-1917
Contact Personnel Name	Dr. Ehud Geller
Contact Personnel Email Address	ehud@regentis.co.il
Entity Address, City or Town	Israel